Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures

Pension and Postretirement Plans

	Qualified Pension Plan (1)		Non-U.S. Pension Plans (1)		Nonqualified and Other Pension Plans (1)		Postretirement Health and Life Plans (1)
(Dollars in millions)	2014	2013	2014	2013	2014	2013	2014	2013
Change in fair value of plan assets
Fair value, January 1	$18,276	$16,274	$2,457	$2,306	$2,720	$3,063	$72	$86
Actual return on plan assets	1,261	2,873	256	146	336	(217)	6	9
Company contributions	—	—	84	131	97	98	53	61
Plan participant contributions	—	—	1	1	—	—	129	138
Settlements and curtailments	—	—	(5)	(80)	—	(7)	—	—
Benefits paid	(923)	(871)	(68)	(80)	(226)	(217)	(248)	(237)
Federal subsidy on benefits paid	n/a	n/a	n/a	n/a	n/a	n/a	16	15
Foreign currency exchange rate changes	n/a	n/a	(161)	33	n/a	n/a	n/a	n/a
Fair value, December 31	$18,614	$18,276	$2,564	$2,457	$2,927	$2,720	$28	$72
Change in projected benefit obligation
Projected benefit obligation, January 1	$14,145	$15,655	$2,580	$2,460	$3,070	$3,334	$1,356	$1,574
Service cost	—	—	29	32	1	1	8	9
Interest cost	665	623	109	98	133	120	58	54
Plan participant contributions	—	—	1	1	—	—	129	138
Plan amendments	—	—	1	2	—	—	—	—
Settlements and curtailments	—	17	(6)	(116)	—	(7)	—	—
Actuarial loss (gain)	1,621	(1,279)	208	156	351	(161)	29	(197)
Benefits paid	(923)	(871)	(68)	(80)	(226)	(217)	(248)	(237)
Federal subsidy on benefits paid	n/a	n/a	n/a	n/a	n/a	n/a	16	15
Foreign currency exchange rate changes	n/a	n/a	(166)	27	n/a	n/a	(2)	—
Projected benefit obligation, December 31	$15,508	$14,145	$2,688	$2,580	$3,329	$3,070	$1,346	$1,356
Amount recognized, December 31	$3,106	$4,131	$(124)	$(123)	$(402)	$(350)	$(1,318)	$(1,284)
Funded status, December 31
Accumulated benefit obligation	$15,508	$14,145	$2,582	$2,463	$3,329	$3,067	n/a	n/a
Overfunded (unfunded) status of ABO	3,106	4,131	(18)	(6)	(402)	(347)	n/a	n/a
Provision for future salaries	—	—	106	117	—	3	n/a	n/a
Projected benefit obligation	15,508	14,145	2,688	2,580	3,329	3,070	$1,346	$1,356
Weighted-average assumptions, December 31
Discount rate	4.12%	4.85%	3.56%	4.30%	3.80%	4.55%	3.75%	4.50%
Rate of compensation increase	n/a	n/a	4.70	4.91	4.00	4.00	n/a	n/a

(1)	The measurement date for the Qualified Pension Plan, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans was December 31 of each year reported.
n/a = not applicable

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized on the Consolidated Balance Sheet at December 31, 2014 and 2013 are presented in the table below.

Amounts Recognized on Consolidated Balance Sheet

	Qualified Pension Plan		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans
(Dollars in millions)	2014	2013	2014	2013	2014	2013	2014	2013
Other assets	$3,106	$4,131	$252	$205	$786	$777	$—	$—
Accrued expenses and other liabilities	—	—	(376)	(328)	(1,188)	(1,127)	(1,318)	(1,284)
Net amount recognized at December 31	$3,106	$4,131	$(124)	$(123)	$(402)	$(350)	$(1,318)	$(1,284)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
Pension Plans with ABO and PBO in excess of plan assets as of December 31, 2014 and 2013 are presented in the table below. For the non-qualified plans not subject to ERISA or non-U.S. pension plans, funding strategies vary due to legal requirements and local practices.

Plans with ABO and PBO in Excess of Plan Assets

	Non-U.S. Pension Plans		Nonqualified and Other Pension Plans
(Dollars in millions)	2014	2013	2014	2013
Plans with ABO in excess of plan assets
PBO	$583	$617	$1,190	$1,129
ABO	563	606	1,190	1,126
Fair value of plan assets	206	290	2	2
Plans with PBO in excess of plan assets
PBO	$583	$720	$1,190	$1,129
Fair value of plan assets	206	392	2	2

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Pension Plans with ABO and PBO in excess of plan assets as of December 31, 2014 and 2013 are presented in the table below. For the non-qualified plans not subject to ERISA or non-U.S. pension plans, funding strategies vary due to legal requirements and local practices.

Plans with ABO and PBO in Excess of Plan Assets

	Non-U.S. Pension Plans		Nonqualified and Other Pension Plans
(Dollars in millions)	2014	2013	2014	2013
Plans with ABO in excess of plan assets
PBO	$583	$617	$1,190	$1,129
ABO	563	606	1,190	1,126
Fair value of plan assets	206	290	2	2
Plans with PBO in excess of plan assets
PBO	$583	$720	$1,190	$1,129
Fair value of plan assets	206	392	2	2

Schedule of Net Benefit Costs
Net periodic benefit cost of the Corporation’s plans for 2014, 2013 and 2012 included the following components.

Components of Net Periodic Benefit Cost

	Qualified Pension Plan			Non-U.S. Pension Plans
(Dollars in millions)	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost
Service cost	$—	$—	$236	$29	$32	$40
Interest cost	665	623	681	109	98	97
Expected return on plan assets	(1,018)	(1,024)	(1,246)	(137)	(121)	(137)
Amortization of prior service cost	—	—	9	1	—	—
Amortization of net actuarial loss (gain)	111	242	469	3	2	(9)
Recognized loss (gain) due to settlements and curtailments	—	17	58	2	(7)	—
Net periodic benefit cost (income)	$(242)	$(142)	$207	$7	$4	$(9)
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	4.85%	4.00%	4.95%	4.30%	4.23%	4.87%
Expected return on plan assets	6.00	6.50	8.00	5.52	5.50	6.65
Rate of compensation increase	n/a	n/a	4.00	4.91	4.37	4.42

	Nonqualified and Other Pension Plans			Postretirement Health and Life Plans
(Dollars in millions)	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost
Service cost	$1	$1	$1	$8	$9	$13
Interest cost	133	120	138	58	54	71
Expected return on plan assets	(124)	(109)	(152)	(4)	(5)	(8)
Amortization of transition obligation	—	—	—	—	—	32
Amortization of prior service cost (credits)	—	—	(3)	4	4	4
Amortization of net actuarial loss (gain)	25	25	8	(89)	(42)	(38)
Recognized loss due to settlements and curtailments	—	2	—	—	6	—
Net periodic benefit cost (income)	$35	$39	$(8)	$(23)	$26	$74
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	4.55%	3.65%	4.65%	4.50%	3.65%	4.65%
Expected return on plan assets	4.60	3.75	5.25	6.00	6.50	8.00
Rate of compensation increase	4.00	4.00	4.00	n/a	n/a	n/a

n/a = not applicable

Schedule of Pretax Amounts Included in Accumulated OCI
Pretax amounts included in accumulated OCI for employee benefit plans at December 31, 2014 and 2013 are presented in the table below.

Pretax Amounts included in Accumulated OCI

	Qualified Pension Plan		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans		Total
(Dollars in millions)	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
Net actuarial loss (gain)	$4,061	$2,794	$355	$271	$968	$855	$(56)	$(171)	$5,328	$3,749
Prior service cost (credits)	—	—	(9)	(9)	—	—	20	24	11	15
Amounts recognized in accumulated OCI	$4,061	$2,794	$346	$262	$968	$855	$(36)	$(147)	$5,339	$3,764

Schedule of Pretax Amounts Recognized in OCI
Pretax amounts recognized in OCI for employee benefit plans in 2014 included the following components.

Pretax Amounts Recognized in OCI in 2014

(Dollars in millions)	Qualified Pension Plan	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans	Total
Current year actuarial loss	$1,378	$87	$138	$26	$1,629
Amortization of actuarial gain (loss)	(111)	(3)	(25)	89	(50)
Current year prior service cost	—	1	—	—	1
Amortization of prior service cost	—	(1)	—	(4)	(5)
Amounts recognized in OCI	$1,267	$84	$113	$111	$1,575

Schedule of Estimated Pretax Amounts Amortized from Accumulated OCI into Period Cost
The estimated pretax amounts that will be amortized from accumulated OCI into expense in 2015 are presented in the table below.

Estimated Pretax Amounts Amortized from Accumulated OCI into Period Cost in 2015

(Dollars in millions)	Qualified Pension Plan	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans	Total
Net actuarial loss (gain)	$166	$6	$34	$(34)	$172
Prior service cost	—	1	—	4	5
Total amounts amortized from accumulated OCI	$166	$7	$34	$(30)	$177

Schedule of Allocation of Plan Assets
Combined plan investment assets measured at fair value by level and in total at December 31, 2014 and 2013 are summarized in the Fair Value Measurements table.

Fair Value Measurements

	December 31, 2014
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Cash and short-term investments
Money market and interest-bearing cash	$3,814	$—	$—	$3,814
Cash and cash equivalent commingled/mutual funds	—	4	—	4
Fixed income
U.S. government and government agency securities	2,004	2,151	11	4,166
Corporate debt securities	—	1,454	—	1,454
Asset-backed securities	—	1,930	—	1,930
Non-U.S. debt securities	627	487	—	1,114
Fixed income commingled/mutual funds	101	1,397	—	1,498
Equity
Common and preferred equity securities	6,628	—	—	6,628
Equity commingled/mutual funds	16	1,817	—	1,833
Public real estate investment trusts	124	—	—	124
Real estate
Private real estate	—	—	127	127
Real estate commingled/mutual funds	—	4	632	636
Limited partnerships	—	122	65	187
Other investments (1)	1	490	127	618
Total plan investment assets, at fair value	$13,315	$9,856	$962	$24,133

	December 31, 2013
Cash and short-term investments
Money market and interest-bearing cash	$2,586	$—	$—	$2,586
Cash and cash equivalent commingled/mutual funds	—	223	—	223
Fixed income
U.S. government and government agency securities	1,590	2,245	12	3,847
Corporate debt securities	—	1,233	—	1,233
Asset-backed securities	—	1,455	—	1,455
Non-U.S. debt securities	547	502	6	1,055
Fixed income commingled/mutual funds	89	1,279	—	1,368
Equity
Common and preferred equity securities	7,463	—	—	7,463
Equity commingled/mutual funds	213	2,308	—	2,521
Public real estate investment trusts	127	—	—	127
Real estate
Private real estate	—	—	119	119
Real estate commingled/mutual funds	—	7	462	469
Limited partnerships	—	117	145	262
Other investments (1)	—	662	135	797
Total plan investment assets, at fair value	$12,615	$10,031	$879	$23,525

(1)
Other investments include interest rate swaps of $297 million and $435 million, participant loans of $78 million and $87 million, commodity and balanced funds of $178 million and $229 million and other various investments of $65 million and $46 million at December 31, 2014 and 2013.

The target allocations for 2015 by asset category for the Qualified Pension Plan, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans are presented in the table below.

2015 Target Allocation

Percentage
Asset Category	Qualified Pension Plan	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans
Equity securities	30 - 60	10 - 35	0 - 5	0 - 20
Debt securities	40 - 70	40 - 80	95 - 100	70 - 100
Real estate	0 - 10	0 - 15	0 - 5	0 - 5
Other	0 - 5	0 - 15	0 - 5	0 - 5

Schedule of Changes in Fair Value of Plan Assets
The Level 3 Fair Value Measurements table presents a reconciliation of all plan investment assets measured at fair value using significant unobservable inputs (Level 3) during 2014, 2013 and 2012.

Level 3 Fair Value Measurements

	2014
(Dollars in millions)	Balance January 1	Actual Return on Plan Assets Still Held at the Reporting Date	Purchases	Sales and Settlements	Transfers into/ (out of) Level 3	Balance December 31
Fixed income
U.S. government and government agency securities	$12	$—	$—	$(1)	$—	$11
Non-U.S. debt securities	6	—	—	(2)	(4)	—
Real estate
Private real estate	119	5	5	(2)	—	127
Real estate commingled/mutual funds	462	20	150	—	—	632
Limited partnerships	145	5	3	(88)	—	65
Other investments	135	1	1	(10)	—	127
Total	$879	$31	$159	$(103)	$(4)	$962

	2013
Fixed income
U.S. government and government agency securities	$13	$—	$—	$(1)	$—	$12
Non-U.S. debt securities	10	(2)	—	(2)	—	6
Real estate
Private real estate	110	4	7	(2)	—	119
Real estate commingled/mutual funds	324	15	123	—	—	462
Limited partnerships	231	8	23	(89)	(28)	145
Other investments	129	(6)	13	(1)	—	135
Total	$817	$19	$166	$(95)	$(28)	$879

	2012
Fixed income
U.S. government and government agency securities	$13	$—	$—	$—	$—	$13
Non-U.S. debt securities	10	(1)	1	(1)	1	10
Real estate
Private real estate	113	(2)	2	(3)	—	110
Real estate commingled/mutual funds	249	13	62	—	—	324
Limited partnerships	232	8	11	(20)	—	231
Other investments	122	7	4	(4)	—	129
Total	$739	$25	$80	$(28)	$1	$817

Schedule of Expected Benefit Payments
Benefit payments projected to be made from the Qualified Pension Plan, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans are presented in the table below.

Projected Benefit Payments

				Postretirement Health and Life Plans
(Dollars in millions)	Qualified Pension Plan (1)	Non-U.S. Pension Plans (2)	Nonqualified and Other Pension Plans (2)	Net Payments (3)	Medicare Subsidy
2015	$921	$55	$244	$130	$14
2016	908	58	241	126	14
2017	900	62	242	122	14
2018	899	65	239	117	13
2019	895	72	236	111	13
2020 – 2024	4,407	449	1,136	495	58

(1)	Benefit payments expected to be made from the plan’s assets.

(2)	Benefit payments expected to be made from a combination of the plans’ and the Corporation’s assets.

(3)	Benefit payments (net of retiree contributions) expected to be made from a combination of the plans’ and the Corporation’s assets.